SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Product Information [Line Items]
FDIC insured limits	$ 1,925,000		$ 0
Net accounts receivable	158,485		340,935
Accounts Receivable, Allowance for Credit Loss	1,111,000		1,091,000
Impairments	0		0
Impairment of goodwill	0		0
Capitalized software development costs	501,075		0
Amortization on software development costs	0
Derivative liabilities	0		0
Amortization of debt discounts	360,993	$ 0
Unamortized debt discounts	773,471		(0)
Contract liabilities	187,916		193,598
Advertising Expense	259		$ 0
Debt [Member]
Product Information [Line Items]
Amortization of debt discounts	360,993
Unamortized debt discounts	$ 773,471
Customer Relationships [Member]
Product Information [Line Items]
Useful life	5 years
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage	55.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage	53.00%		52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Six Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage			42.00%